Liquidity risk - Schedule of Maturities of Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	£ 6,158	£ 6,153
Customer deposits	482,745	471,396
Repurchase agreements at amortised cost	37,760	37,703
Financial liabilities at fair value through profit or loss	27,611	24,914
Debt securities in issue at amortised cost	70,834	75,592
Liabilities arising from non-participating investment contracts	51,228	44,978
Lease liabilities	1,261	1,632
Subordinated liabilities	10,089	10,253	£ 10,730
Derivative financial instruments	21,676	20,149
Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	6,266	6,183
Customer deposits	483,760	472,492
Repurchase agreements at amortised cost	38,859	40,203
Financial liabilities at fair value through profit or loss	30,156	26,305
Debt securities in issue at amortised cost	75,187	80,763
Liabilities arising from non-participating investment contracts	51,228	44,978
Lease liabilities	1,369	1,780
Subordinated liabilities	13,312	15,835
Total non-derivative financial liabilities	700,137	688,539
Derivative financial instruments	25,420	19,270
Net settled derivative liabilities	12,594	14,297
Gross settled derivatives – outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	262,319	230,908
Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	249,493	225,935
Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	12,826	4,973
Up to 1 month £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,809	2,093
Customer deposits	437,693	427,695
Repurchase agreements at amortised cost	8,974	3,627
Financial liabilities at fair value through profit or loss	15,208	8,801
Debt securities in issue at amortised cost	3,704	2,334
Liabilities arising from non-participating investment contracts	51,228	44,978
Lease liabilities	28	18
Subordinated liabilities	26	32
Total non-derivative financial liabilities	518,670	489,578
Derivative financial instruments	13,211	14,212
Net settled derivative liabilities	10,432	12,095
Up to 1 month £m | Gross settled derivatives – outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	100,432	80,148
Up to 1 month £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	97,653	78,031
Up to 1 month £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,779	2,117
1 to 3 months £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	673	1,073
Customer deposits	14,873	11,133
Repurchase agreements at amortised cost	5,169	4,092
Financial liabilities at fair value through profit or loss	3,965	4,157
Debt securities in issue at amortised cost	10,367	8,492
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	65	70
Subordinated liabilities	698	80
Total non-derivative financial liabilities	35,810	29,097
Derivative financial instruments	2,210	1,763
Net settled derivative liabilities	92	138
1 to 3 months £m | Gross settled derivatives – outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	61,356	46,874
1 to 3 months £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	59,238	45,249
1 to 3 months £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,118	1,625
3 to 12 months £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	904	623
Customer deposits	24,811	22,572
Repurchase agreements at amortised cost	15,300	1,085
Financial liabilities at fair value through profit or loss	1,803	5,694
Debt securities in issue at amortised cost	13,624	21,111
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	241	247
Subordinated liabilities	1,676	1,274
Total non-derivative financial liabilities	58,359	52,606
Derivative financial instruments	2,021	1,363
Net settled derivative liabilities	109	161
3 to 12 months £m | Gross settled derivatives – outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	43,231	47,777
3 to 12 months £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	41,319	46,575
3 to 12 months £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	1,912	1,202
1 to 5 years £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	2,775	2,394
Customer deposits	6,127	10,767
Repurchase agreements at amortised cost	9,416	31,399
Financial liabilities at fair value through profit or loss	2,102	1,808
Debt securities in issue at amortised cost	38,973	40,741
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	574	779
Subordinated liabilities	4,207	6,627
Total non-derivative financial liabilities	64,174	94,515
Derivative financial instruments	2,866	456
Net settled derivative liabilities	404	402
1 to 5 years £m | Gross settled derivatives – outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	34,795	35,807
1 to 5 years £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	32,333	35,753
1 to 5 years £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,462	54
Later than 5 years | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	105	0
Customer deposits	256	325
Repurchase agreements at amortised cost	0	0
Financial liabilities at fair value through profit or loss	7,078	5,845
Debt securities in issue at amortised cost	8,519	8,085
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	461	666
Subordinated liabilities	6,705	7,822
Total non-derivative financial liabilities	23,124	22,743
Derivative financial instruments	5,112	1,476
Net settled derivative liabilities	1,557	1,501
Later than 5 years | Gross settled derivatives – outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	22,505	20,302
Later than 5 years | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	18,950	20,327
Later than 5 years | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	£ 3,555	£ (25)